STOCKHOLDERS EQUITY (Details Narrative) - USD ($)							12 Months Ended
	Apr. 24, 2024	Jan. 24, 2024	Jan. 19, 2024	Mar. 06, 2023	Mar. 01, 2023	Jan. 27, 2023	Jul. 31, 2024	Mar. 06, 2024	Jul. 31, 2023
Class of Stock [Line Items]
Capital Units, Authorized							120,080,000
Common Stock, Shares Authorized							100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share							$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized							20,000,000
Preferred Stock, Par or Stated Value Per Share							$ 0.0001
Estimated fair value							$ 210,000
Cost of revenues							7,562,086		$ 456,494
Selling and marketing							36,000
General and administrative							30,000
Five Present Or Former Members Of The Board [Member]
Class of Stock [Line Items]
Stock issued new, shares			445,109
Proceeds from issuance of common stock			$ 445,109
Nine Investors [Member]
Class of Stock [Line Items]
Stock issued new, shares		433,213
Proceeds from issuance of common stock		$ 433,213
Services [Member]
Class of Stock [Line Items]
Cost of revenues							$ 144,000
Share Exchange Agreement [Member]
Class of Stock [Line Items]
Stock issued new, shares				1,500,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized							80,000		80,000
Preferred Stock, Par or Stated Value Per Share							$ 0.0001		$ 0.0001
Stock converted, shares converted			80,000
Number of shares sold						80,000
Number of shares sold, value						$ 24,000
Series A Preferred Stock [Member] | RQS Capital [Member]
Class of Stock [Line Items]
Stock converted, shares converted			80,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized							80,000		80,000
Preferred Stock, Par or Stated Value Per Share							$ 0.0001		$ 0.0001
Series B Preferred Stock [Member] | RQS Capital [Member]
Class of Stock [Line Items]
Number of shares sold	80,000
Number of shares sold, value	$ 80,000
Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued			8,000,000
Number of shares sold					1,253,333
Number of shares sold, value					$ 376,000
Sale of stock per share					$ 0.30
Common Stock [Member] | RQS Capital [Member]
Class of Stock [Line Items]
Stock converted, shares issued			8,000,000
Common Stock [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Stock issued new, shares								700,000